Accounts Payable and Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accounts payable	$ 210,000	$ 106,000
Accrued expenses	218,000	164,000
Accounts payable and accrued expenses	$ 428,000	$ 270,000